SUBORDINATED DEBT SECURITIES (Tables)	3 Months Ended
Mar. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Summary of Subordinated Debt Securities Not Convertible Into Shares Issued Under Global Programs
Among the Global Programs detailed in Note 17, at the closing of the period/fiscal year, the following issuances of issued Subordinated Debt Securities, non-convertible into shares, are in force:

Company	Placement Date	Currency	Class No.	NV	Term		Maturity Date	Rate	Issuance Authorized by CNV	Book value (*) at 03.31.25	Book value (*) at 12.31.24
Banco Galicia	07.19.16	US$	II	250,000	120 months	(1)	07.19.26	(2)	06.23.16	271,441,661	288,917,745
(*) Includes principal and interest.
(1) The amortization will be made in full at maturity, on July 19, 2026, net of expenses, unless they are redeemed in full, at the issuer's option, at a price equal to 100% of the outstanding principal plus accrued and unpaid interest.
(2) Annual fixed rate of 8.25% from the date of issuance until July 19, 2021, this date included, and margin to be added to the Benchmark Readjustment annual nominal rate of 7.156% until the maturity date. Said interest agreed upon will be paid semiannually, on January 19 and July 19 from 2017 onwards.